FINANCIAL RESULT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL RESULT
Schedule of financial result

in € thousand	2025	2024	2023
Finance income	66	1,888	19,685
thereof fair value changes of warrants	—	1,028	—
thereof interest income and similar proceeds	66	860	3,883
thereof gain from loan extinguishment	—	—	15,802
Finance expenses	(72,244)	(5,712)	(10,091)
thereof fair value changes of warrants and derivatives	(25,920)	—	—
thereof modification loss XJ Harbour Set-off agreement	(34,337)	—	—
thereof change in estimate XJ host liability	(8,451)
thereof interest portion of lease payments	(585)	(641)	(103)
thereof interest expense	(2,951)	(5,071)	(9,988)
Financial result	(72,178)	(3,824)	9,594